John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.3%					$367,546
(Cost $544,064)
Argentina 0.1%					133,074
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41		517,000	133,074
Colombia 0.2%					234,472
Republic of Colombia Bond	6.125	01-18-41		300,000	234,472

Corporate bonds 55.1%					$64,309,493
(Cost $73,829,829)
Communication services 8.1%					9,441,179
Diversified telecommunication services 2.5%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	378,488
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	363,923
Connect Finco SARL (A)	6.750	10-01-26		300,000	289,236
Frontier Florida LLC	6.860	02-01-28		190,000	167,675
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	167,261
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	127,173
Iliad Holding SASU (A)	6.500	10-15-26		315,000	296,560
Level 3 Financing, Inc. (A)	3.875	11-15-29		300,000	219,537
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	328,525
Telesat Canada (A)	5.625	12-06-26		315,000	190,575
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	153,937
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		300,000	204,429
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		130,000	78,329
Entertainment 0.3%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29		195,000	136,744
ROBLOX Corp. (A)	3.875	05-01-30		235,000	201,231
Interactive media and services 0.7%
Arches Buyer, Inc. (A)	6.125	12-01-28		284,000	245,771
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	229,157
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	390,930
Media 3.3%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	81,542
Altice Financing SA (A)	5.750	08-15-29		255,000	194,451
Altice France SA (A)	8.125	02-01-27		358,000	308,524
CCO Holdings LLC	4.500	05-01-32		400,000	313,047
CCO Holdings LLC (A)	6.375	09-01-29		375,000	349,751
DISH Network Corp. (A)	11.750	11-15-27		270,000	258,419
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	406,750
iHeartCommunications, Inc.	8.375	05-01-27		250,000	141,040
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	203,079
News Corp. (A)	5.125	02-15-32		111,000	100,991
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62		720,000	576,893
Sirius XM Radio, Inc. (A)	5.500	07-01-29		400,000	349,159
Stagwell Global LLC (A)	5.625	08-15-29		240,000	205,974
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	103,846
Virgin Media Finance PLC (A)	5.000	07-15-30		250,000	197,893
Wireless telecommunication services 1.3%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	328,902
SoftBank Group Corp.	5.125	09-19-27		265,000	236,706
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
SoftBank Group Corp. (6.000% to 7-19-23, then 5 Year ICE Swap Rate + 4.226%) (B)	6.000	07-19-23		360,000	$357,300
Sprint Capital Corp.	6.875	11-15-28		189,000	202,053
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	355,378
Consumer discretionary 8.8%					10,216,640
Automobile components 0.3%
Clarios Global LP (A)	6.750	05-15-28		172,000	172,000
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	197,870
Automobiles 0.9%
Ford Motor Company	5.291	12-08-46		400,000	316,120
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	386,595
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26		370,000	321,148
Broadline retail 0.4%
Liberty Interactive LLC	8.250	02-01-30		307,000	107,168
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	21,669
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	21,188
Prosus NV (A)	2.031	08-03-32	EUR	170,000	127,129
Prosus NV (A)	3.832	02-08-51		200,000	117,838
Diversified consumer services 0.8%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	314,161
Sotheby’s (A)	7.375	10-15-27		300,000	262,881
Stena International SA (A)	6.125	02-01-25		400,000	388,800
Hotels, restaurants and leisure 5.8%
Affinity Interactive (A)	6.875	12-15-27		305,000	266,936
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	448,075
Caesars Entertainment, Inc. (A)	7.000	02-15-30		352,000	353,614
Carnival Corp. (A)	5.750	03-01-27		230,000	196,888
Carnival Corp. (A)	6.000	05-01-29		662,000	550,388
Carnival Corp. (A)	7.625	03-01-26		110,000	104,292
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	216,486
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	248,585
Choice Hotels International, Inc.	3.700	12-01-29		260,000	228,742
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	329,085
International Game Technology PLC (A)	5.250	01-15-29		240,000	227,088
International Game Technology PLC (A)	6.250	01-15-27		481,000	480,057
Meituan	2.125	10-28-25		200,000	183,644
MGM Resorts International	6.750	05-01-25		250,000	250,952
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		365,000	321,864
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	257,057
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	405,654
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	162,262
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29		270,000	287,049
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	185,929
Travel + Leisure Company (A)	4.500	12-01-29		175,000	148,321
Travel + Leisure Company	6.600	10-01-25		130,000	130,355
Travel + Leisure Company (A)	6.625	07-31-26		280,000	277,399
Wynn Macau, Ltd.	4.875	10-01-24		200,000	192,198
Yum! Brands, Inc. (A)	4.750	01-15-30		250,000	234,759
Household durables 0.5%
KB Home	4.000	06-15-31		251,000	213,135
KB Home	7.250	07-15-30		80,000	80,845
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Newell Brands, Inc.	6.375	09-15-27	344,000	$327,175
Specialty retail 0.1%
Group 1 Automotive, Inc. (A)	4.000	08-15-28	175,000	153,239
Consumer staples 1.8%				2,165,418
Consumer staples distribution and retail 0.1%
U.S. Foods, Inc. (A)	4.750	02-15-29	195,000	177,848
Food products 1.3%
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	122,997
Health & Happiness H&H International Holdings, Ltd.	5.625	10-24-24	200,000	164,100
JBS USA LUX SA (A)	5.750	04-01-33	280,000	261,114
MARB BondCo PLC (A)	3.950	01-29-31	215,000	156,423
Pilgrim’s Pride Corp.	6.250	07-01-33	200,000	194,775
Post Holdings, Inc. (A)	4.500	09-15-31	300,000	253,885
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25	505,000	426,326
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	138,000
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	158,950
Personal care products 0.1%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	111,000
Energy 7.5%				8,723,776
Oil, gas and consumable fuels 7.5%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	174,677
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	158,020
Cheniere Energy Partners LP	3.250	01-31-32	125,000	102,271
Cheniere Energy Partners LP	4.000	03-01-31	230,000	202,420
Cheniere Energy Partners LP	4.500	10-01-29	143,000	130,941
Crestwood Midstream Partners LP (A)	8.000	04-01-29	240,000	241,284
Delek Logistics Partners LP (A)	7.125	06-01-28	185,000	168,350
Ecopetrol SA	5.875	05-28-45	285,000	187,610
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	625,000	630,015
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	100,000	89,090
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	190,000	165,562
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	830,000	697,644
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	175,927
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	219,090
Genesis Energy LP	7.750	02-01-28	215,000	206,661
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	183,850
Hess Midstream Operations LP (A)	5.500	10-15-30	50,000	45,310
Indika Energy Capital IV Pte, Ltd.	8.250	10-22-25	300,000	295,560
Inversiones Latin America Power, Ltda. (A)	5.125	06-15-33	193,726	85,149
Leviathan Bond, Ltd. (A)	6.750	06-30-30	260,000	240,305
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	284,646	208,714
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	180,371
MEG Energy Corp. (A)	5.875	02-01-29	87,000	82,152
New Fortress Energy, Inc. (A)	6.500	09-30-26	250,000	221,561
NuStar Logistics LP	6.375	10-01-30	235,000	226,188
Occidental Petroleum Corp.	6.375	09-01-28	135,000	138,919
Occidental Petroleum Corp.	6.625	09-01-30	135,000	140,738
Parkland Corp. (A)	5.875	07-15-27	350,000	336,540
Petroleos del Peru SA (A)	5.625	06-19-47	495,000	300,552
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	6.625	06-15-35		635,000	$429,003
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	602,585
Plains All American Pipeline LP (3 month LIBOR + 4.110%) (B)(C)	9.431	07-03-23		380,000	329,175
Southwestern Energy Company	4.750	02-01-32		95,000	82,192
Sunoco LP	4.500	04-30-30		132,000	115,787
Talos Production, Inc.	12.000	01-15-26		100,000	105,250
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	456,854
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31		225,000	193,968
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30		175,000	173,491
Financials 10.1%					11,747,228
Banks 6.6%
Axis Bank, Ltd. (4.100% to 9-8-26, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26		200,000	171,600
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)	6.100	03-17-25		650,000	633,750
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27		480,000	468,360
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29		550,000	477,125
BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) (A)(B)	6.625	03-25-24		352,000	338,356
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28		660,000	655,050
Credit Agricole SA (4.750% to 3-23-29, then 5 Year CMT + 3.237%) (A)(B)	4.750	03-23-29		275,000	217,003
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	385,481
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR + 2.192%)	6.361	10-27-28		340,000	341,318
Freedom Mortgage Corp. (A)	8.250	04-15-25		261,000	249,339
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25		440,000	407,616
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25		420,000	387,842
Popular, Inc.	7.250	03-13-28		209,000	207,070
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30		400,000	285,899
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate + 4.979%) (A)(B)	7.875	12-18-23		353,000	343,293
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (B)	5.825	10-21-25		250,000	211,875
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		690,000	708,845
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27		245,000	219,542
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30		374,000	339,405
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		680,000	696,878
Capital markets 0.2%
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23		200,000	191,894
Consumer finance 0.3%
Ally Financial, Inc.	7.100	11-15-27		300,000	306,491
Unifin Financiera SAB de CV (A)(D)	9.875	01-28-29		475,000	12,697
Financial services 1.0%
Block, Inc.	3.500	06-01-31		500,000	408,392
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52		450,000	420,149
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28		127,000	125,112
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	$100,754
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		150,000	136,800
Insurance 2.0%
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28		256,000	251,145
Lincoln National Corp. (9.250% to 12-1-27, then 5 Year CMT + 5.318%) (B)(E)	9.250	12-01-27		695,000	712,375
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25		400,000	385,672
Prudential Financial, Inc. (6.000% to 6-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		500,000	488,100
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26		800,000	462,000
Health care 1.6%					1,843,217
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27		204,000	202,530
Health care providers and services 0.9%
DaVita, Inc. (A)	3.750	02-15-31		245,000	194,373
DaVita, Inc. (A)	4.625	06-01-30		400,000	342,578
Rede D’or Finance Sarl (A)	4.500	01-22-30		200,000	168,380
Select Medical Corp. (A)	6.250	08-15-26		330,000	320,884
Life sciences tools and services 0.2%
IQVIA, Inc. (A)	5.700	05-15-28		200,000	201,000
Pharmaceuticals 0.3%
Organon & Company (A)	5.125	04-30-31		245,000	207,895
Viatris, Inc.	4.000	06-22-50		320,000	205,577
Industrials 5.1%					5,988,254
Aerospace and defense 0.5%
Embraer Netherlands Finance BV (A)	6.950	01-17-28		265,000	263,856
TransDigm, Inc. (A)	6.750	08-15-28		322,000	322,371
Air freight and logistics 0.3%
Simpar Europe SA (A)	5.200	01-26-31		200,000	151,828
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	166,605
Building products 0.2%
Builders FirstSource, Inc. (A)	5.000	03-01-30		225,000	208,477
Commercial services and supplies 1.6%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	98,748
Albion Financing 1 SARL (A)	6.125	10-15-26		200,000	179,346
Allied Universal Holdco LLC (A)	6.000	06-01-29		210,000	155,400
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	309,958
APX Group, Inc. (A)	6.750	02-15-27		200,000	196,989
Cimpress PLC	7.000	06-15-26		350,000	301,875
Clean Harbors, Inc. (A)	6.375	02-01-31		153,000	153,298
Elis SA	1.625	04-03-28	EUR	300,000	285,526
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	197,487
Construction and engineering 0.8%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		300,000	247,500
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	357,000
MasTec, Inc. (A)	6.625	08-15-29		160,000	144,202
Williams Scotsman International, Inc. (A)	6.125	06-15-25		211,000	209,970
Electrical equipment 0.4%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30		280,000	277,760
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Electrical equipment (continued)
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	$177,980
Ground transportation 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26		400,000	407,945
Machinery 0.2%
Madison IAQ LLC (A)	5.875	06-30-29		124,000	94,390
TK Elevator Holdco GmbH (A)	6.625	07-15-28	EUR	117,000	103,362
Passenger airlines 0.5%
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25		85,586	82,122
American Airlines, Inc. (A)	5.750	04-20-29		210,000	201,221
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		143,737	141,221
United Airlines, Inc. (A)	4.375	04-15-26		220,000	208,143
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	175,528
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	168,146
Information technology 2.3%					2,669,584
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27		115,000	90,215
IT services 0.5%
Sabre GLBL, Inc. (A)	7.375	09-01-25		179,000	151,368
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		458,000	400,575
Semiconductors and semiconductor equipment 0.5%
Entegris Escrow Corp. (A)	4.750	04-15-29		324,000	302,910
Qorvo, Inc. (A)	3.375	04-01-31		330,000	265,716
Software 0.6%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	128,310
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		275,000	239,687
NCR Corp. (A)	5.125	04-15-29		95,000	83,101
NCR Corp. (A)	5.250	10-01-30		185,000	157,946
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	153,391
Technology hardware, storage and peripherals 0.6%
Seagate HDD Cayman Company	4.125	01-15-31		109,000	88,833
Seagate HDD Cayman Company (A)	9.625	12-01-32		392,800	428,677
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	178,855
Materials 3.4%					3,942,942
Chemicals 0.7%
Braskem Idesa SAPI (A)	6.990	02-20-32		400,000	274,068
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	400,605
SCIL IV LLC (A)	5.375	11-01-26		200,000	184,522
Construction materials 0.7%
Cemex SAB de CV (A)	3.875	07-11-31		400,000	332,519
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	197,097
West China Cement, Ltd.	4.950	07-08-26		400,000	267,360
Containers and packaging 0.6%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	285,447
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	129,742
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	101,737
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	109,055
Sealed Air Corp. (A)	6.125	02-01-28		87,000	86,202
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 1.4%
Adaro Indonesia PT	4.250	10-31-24	250,000	$240,691
CSN Resources SA (A)	5.875	04-08-32	265,000	212,887
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	349,000	348,299
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29	475,000	482,347
Volcan Cia Minera SAA (A)	4.375	02-11-26	430,000	290,364
Real estate 2.1%				2,489,087
Health care REITs 0.2%
Diversified Healthcare Trust	9.750	06-15-25	245,000	236,941
Hotel and resort REITs 0.3%
RHP Hotel Properties LP (A)	4.500	02-15-29	230,000	203,371
XHR LP (A)	4.875	06-01-29	240,000	205,500
Real estate management and development 0.9%
Agile Group Holdings, Ltd.	6.050	10-13-25	200,000	49,419
Central China Real Estate, Ltd.	7.250	07-16-24	200,000	30,231
Central China Real Estate, Ltd.	7.900	11-07-25	200,000	20,000
China SCE Group Holdings, Ltd.	7.375	04-09-24	200,000	52,500
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	20,053
Country Garden Holdings Company, Ltd.	3.125	10-22-25	200,000	70,552
Country Garden Holdings Company, Ltd.	5.625	01-14-30	350,000	112,149
Greenland Global Investment, Ltd.	6.750	03-03-26	400,000	76,200
Hopson Development Holdings, Ltd.	6.800	12-28-23	250,000	201,398
KWG Group Holdings, Ltd.	6.000	01-14-24	237,500	18,111
Longfor Group Holdings, Ltd.	3.950	09-16-29	200,000	134,163
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	15,750
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	105,431
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	29,739
Wanda Properties Global Company, Ltd.	11.000	02-13-26	200,000	79,045
Zhenro Properties Group, Ltd. (D)	7.875	04-14-24	200,000	7,656
Specialized REITs 0.7%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	208,849
Uniti Group LP (A)	10.500	02-15-28	194,000	188,223
VICI Properties LP (A)	4.625	12-01-29	465,000	423,806
Utilities 4.3%				5,082,168
Electric utilities 2.3%
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	300,000	262,620
Edison International (8.125% to 3-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	360,000	368,100
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	800,000	724,000
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	126,085
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	270,000	255,825
PPL Capital Funding, Inc. (3 month LIBOR + 2.665%) (C)	7.828	03-30-67	550,000	470,067
Southern California Edison Company (3 month LIBOR + 4.199%) (B)(C)	9.498	07-03-23	450,000	445,500
Gas utilities 0.4%
AmeriGas Partners LP	5.750	05-20-27	110,000	99,637
AmeriGas Partners LP (A)	9.375	06-01-28	171,000	171,000
Superior Plus LP (A)	4.500	03-15-29	245,000	214,480
Independent power and renewable electricity producers 1.0%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	186,000
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	240,375
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Talen Energy Supply LLC (A)	8.625	06-01-30	172,000	$175,062
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (A)(B)	7.000	12-15-26	325,000	285,870
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	320,000	297,920
Multi-utilities 0.6%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)	6.125	09-01-23	500,000	476,223

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	300,000	283,404
Convertible bonds 0.2%				$168,300
(Cost $256,475)
Communication services 0.2%				168,300
Broadline retail 0.2%

DISH Network Corp.	3.375	08-15-26	375,000	168,300

Capital preferred securities 0.2%				$250,522
(Cost $292,200)
Financials 0.2%				250,522
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (A)	7.875	12-15-67	240,000	250,522

Term loans (F) 1.5%				$1,694,006
(Cost $1,827,416)
Communication services 0.4%				485,244
Interactive media and services 0.1%
Arches Buyer, Inc., 2021 Term Loan B (1 month SOFR + 3.250%)	8.503	12-06-27	184,528	170,919
Media 0.3%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	10.654	09-01-27	330,000	314,325
Health care 0.6%				673,740
Health care providers and services 0.3%
Cano Health LLC, 2022 Term Loan (1 month SOFR + 4.000%)	9.253	11-23-27	227,051	183,532
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	8.654	10-16-28	209,000	202,600
Pharmaceuticals 0.3%
Bausch Health Americas, Inc. , 2022 Term Loan B (3 month SOFR + 5.250%)	10.416	02-01-27	365,750	287,608
Industrials 0.4%				426,394
Passenger airlines 0.4%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	10.000	04-20-28	425,000	426,394
Information technology 0.1%				108,628
Software 0.1%
Ascend Learning LLC, 2021 Term Loan (1 month SOFR + 3.500%)	8.753	12-11-28	525	470

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	9.445	02-01-29	128,033	108,158
Collateralized mortgage obligations 0.5%				$556,376
(Cost $552,676)
Commercial and residential 0.5%				556,376
BBCMS Mortgage Trust
Series 2017-DELC, Class E (1 month LIBOR + 2.625%) (A)(C)	7.732	08-15-36	143,000	142,636
BX Commercial Mortgage Trust
Series 2019-XL, Class F (1 month CME Term SOFR + 2.114%) (A)(C)	7.174	10-15-36	425,000	413,740
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 2.1%				$2,499,407
(Cost $2,630,768)
Asset backed securities 2.1%				2,499,407
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	286,172
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	281,816	245,408
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	521,838	490,853
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	122,188	110,691
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	491,383	485,156
Neighborly Issuer
Series 2023-1A, Class A2 (A)	7.308	01-30-53	426,930	421,724
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	196,445	173,106
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	326,531	286,297

	Shares	Value
Common stocks 30.2%		$35,279,326
(Cost $36,181,030)
Communication services 2.0%		2,325,660
Diversified telecommunication services 1.7%
AT&T, Inc.	24,038	378,118
BCE, Inc.	5,496	247,937
Koninklijke KPN NV	51,164	176,017
Proximus SADP	24,836	192,771
Swisscom AG	419	265,435
Telefonica SA	58,110	247,477
Verizon Communications, Inc.	11,928	424,995
Media 0.3%
Comcast Corp., Class A	9,985	392,910
Consumer discretionary 1.7%		1,928,144
Broadline retail 0.2%
Dollarama, Inc.	3,481	211,758
Distributors 0.4%
Genuine Parts Company	2,700	402,111
Hotels, restaurants and leisure 0.6%
McDonald’s Holdings Company Japan, Ltd.	1,100	45,244
Restaurant Brands International, Inc.	2,671	193,925
Texas Roadhouse, Inc.	4,247	458,251
Household durables 0.3%
Garmin, Ltd.	2,693	277,783
Sekisui House, Ltd.	5,300	103,439
Specialty retail 0.2%
USS Company, Ltd.	14,500	235,633
Consumer staples 3.9%		4,515,963
Consumer staples distribution and retail 0.7%
J Sainsbury PLC	39,792	134,101
Koninklijke Ahold Delhaize NV	7,446	236,056
Loblaw Companies, Ltd.	1,743	152,395
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Metro, Inc.	4,668	$245,556
Food products 1.6%
Campbell Soup Company	8,577	433,567
Conagra Brands, Inc.	12,074	421,020
Kellogg Company	6,872	458,843
Nestle SA	673	79,775
The J.M. Smucker Company	2,980	436,838
Household products 0.8%
Colgate-Palmolive Company	2,309	171,743
Kimberly-Clark Corp.	3,472	466,220
The Clorox Company	2,039	322,529
Personal care products 0.2%
Unilever PLC	5,000	250,175
Tobacco 0.6%
British American Tobacco PLC	6,845	216,676
Imperial Brands PLC	10,337	217,913
Japan Tobacco, Inc.	12,500	272,556
Energy 1.3%		1,569,226
Oil, gas and consumable fuels 1.3%
Chevron Corp.	2,771	417,368
Enbridge, Inc.	6,231	219,359
ENEOS Holdings, Inc.	70,100	232,822
Exxon Mobil Corp.	4,269	436,206
The Williams Companies, Inc.	9,193	263,471
Financials 4.0%		4,699,250
Banks 1.4%
Bank Leumi Le-Israel BM	23,069	161,779
Banque Cantonale Vaudoise	2,685	270,856
BOC Hong Kong Holdings, Ltd.	68,972	204,685
CaixaBank SA	24,623	90,498
First International Bank of Israel, Ltd.	2,298	86,619
M&T Bank Corp.	1,175	140,013
Oversea-Chinese Banking Corp., Ltd.	26,100	236,598
U.S. Bancorp	10,538	315,086
United Overseas Bank, Ltd.	4,900	101,238
Capital markets 0.2%
Daiwa Securities Group, Inc.	50,500	229,016
Financial services 0.3%
Mitsubishi HC Capital, Inc.	49,200	266,887
The Western Union Company	12,549	142,933
Insurance 2.1%
Baloise Holding AG	1,565	240,599
Cincinnati Financial Corp.	4,193	404,625
Erie Indemnity Company, Class A	1,692	362,257
Everest Re Group, Ltd.	598	203,332
MS&AD Insurance Group Holdings, Inc.	7,900	270,703
Sampo OYJ, A Shares	4,922	226,512
Sompo Holdings, Inc.	5,800	235,783
The Allstate Corp.	2,455	266,245
Zurich Insurance Group AG	519	242,986
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Health care 5.0%		$5,825,433
Biotechnology 1.1%
AbbVie, Inc.	2,951	407,120
Amgen, Inc.	1,771	390,771
Gilead Sciences, Inc.	5,728	440,712
Health care equipment and supplies 0.4%
Medtronic PLC	5,886	487,125
Health care providers and services 0.7%
Cardinal Health, Inc.	5,952	489,850
CVS Health Corp.	5,489	373,417
Pharmaceuticals 2.8%
Bristol-Myers Squibb Company	6,597	425,111
GSK PLC	14,706	246,829
Johnson & Johnson	2,917	452,310
Merck & Company, Inc.	4,465	492,981
Novartis AG	2,753	263,866
Orion OYJ, Class B	4,488	190,302
Pfizer, Inc.	10,365	394,077
Roche Holding AG	878	279,651
Sanofi	2,320	236,703
Takeda Pharmaceutical Company, Ltd.	8,000	254,608
Industrials 3.3%		3,800,398
Aerospace and defense 0.2%
BAE Systems PLC	20,804	240,443
Air freight and logistics 0.8%
CH Robinson Worldwide, Inc.	4,889	462,206
United Parcel Service, Inc., Class B	2,432	406,144
Construction and engineering 0.2%
ACS Actividades de Construccion y Servicios SA	7,865	262,463
Industrial conglomerates 0.5%
3M Company	3,881	362,136
CK Hutchison Holdings, Ltd.	39,578	238,603
Machinery 0.5%
Cummins, Inc.	1,926	393,694
Snap-on, Inc.	743	184,903
Marine transportation 0.2%
A.P. Moller - Maersk A/S, Series B	141	237,301
Professional services 0.4%
Paychex, Inc.	4,043	424,232
Thomson Reuters Corp.	243	30,900
Trading companies and distributors 0.5%
Fastenal Company	4,878	262,680
Marubeni Corp.	7,700	109,735
Sumitomo Corp.	9,800	184,958
Information technology 4.7%		5,529,171
Communications equipment 0.4%
Cisco Systems, Inc.	9,053	449,663
Electronic equipment, instruments and components 0.3%
Corning, Inc.	5,245	161,598
Venture Corp., Ltd.	17,700	198,576
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services 1.2%
Accenture PLC, Class A	1,579	$483,048
Amdocs, Ltd.	4,948	465,953
IBM Corp.	3,599	462,795
Semiconductors and semiconductor equipment 1.3%
Analog Devices, Inc.	633	112,478
Broadcom, Inc.	735	593,846
Intel Corp.	14,354	451,290
Texas Instruments, Inc.	2,493	433,483
Software 1.5%
Dolby Laboratories, Inc., Class A	5,543	457,464
Oracle Corp.	4,790	507,453
Oracle Corp.	3,500	267,780
Roper Technologies, Inc.	1,065	483,744
Materials 0.9%		1,074,527
Chemicals 0.6%
Air Products & Chemicals, Inc.	565	152,064
ICL Group, Ltd.	37,360	203,425
Sumitomo Chemical Company, Ltd.	38,700	115,238
Tosoh Corp.	19,700	226,312
Containers and packaging 0.3%
Packaging Corp. of America	2,629	326,075
Metals and mining 0.0%
Southern Copper Corp.	770	51,413
Real estate 0.6%		750,983
Health care REITs 0.3%
Medical Properties Trust, Inc.	43,208	356,466
Industrial REITs 0.1%
CapitaLand Ascendas REIT	91,400	182,420
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	39,349	212,097
Utilities 2.8%		3,260,571
Electric utilities 1.3%
Alliant Energy Corp.	8,801	452,899
Endesa SA	4,871	105,629
Power Assets Holdings, Ltd.	35,790	192,723
Red Electrica Corp. SA	13,042	221,170
The Kansai Electric Power Company, Inc.	5,700	65,387
Xcel Energy, Inc.	6,962	454,549
Gas utilities 0.6%
Atmos Energy Corp.	3,828	441,292
Snam SpA	49,714	260,599
Multi-utilities 0.9%
Algonquin Power & Utilities Corp.	13,400	395,836
Canadian Utilities, Ltd., Class A	8,467	227,346

CMS Energy Corp.	7,643	443,141
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Shares	Value

Preferred securities 2.2%		$2,568,781
(Cost $3,040,987)
Communication services 0.2%		266,455
Wireless telecommunication services 0.2%
Telephone & Data Systems, Inc., 6.625%	20,125	266,455
Consumer discretionary 0.1%		81,425
Broadline retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	81,425
Financials 1.1%		1,338,340
Banks 0.3%
Huntington Bancshares, Inc., Series J, 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	16,025	399,503
Insurance 0.8%
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	26,700	683,787
The Allstate Corp., 7.375%	9,650	255,050
Industrials 0.1%		151,851
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	151,851
Real estate 0.2%		184,950
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	184,950
Utilities 0.5%		545,760
Electric utilities 0.2%
NextEra Energy, Inc., 6.926%	3,750	171,900
Independent power and renewable electricity producers 0.1%
The AES Corp., 6.875%	2,000	156,240
Multi-utilities 0.2%
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	8,775	217,620

	Contracts/Notional amount	Value
Purchased options 0.0%		$7,994
(Cost $8,492)
Puts 0.0%		7,994
Exchange-Traded Option on EURO STOXX 50 Index (Expiration Date: 6-16-23; Strike Price: EUR 3,975; Notional Amount: 30) (G)	3	418
Exchange-Traded Option on EURO STOXX 50 Index (Expiration Date: 6-2-23; Strike Price: EUR 4,175; Notional Amount: 30) (G)	3	321
Exchange-Traded Option on EURO STOXX 50 Index (Expiration Date: 6-23-23; Strike Price: EUR 4,075; Notional Amount: 30) (G)	3	983
Exchange-Traded Option on EURO STOXX 50 Index (Expiration Date: 6-9-23; Strike Price: EUR 4,075; Notional Amount: 30) (G)	3	354
Exchange-Traded Option on FTSE 100 Index (Expiration Date: 6-16-23; Strike Price: GBP 7,200; Notional Amount: 10) (G)	1	358
Exchange-Traded Option on iShares MSCI Emerging Markets (Expiration Date: 6-16-23; Strike Price: $35.50; Notional Amount: 5,200) (G)	52	390
Exchange-Traded Option on iShares MSCI Emerging Markets (Expiration Date: 6-2-23; Strike Price: $37.00; Notional Amount: 5,100) (G)	51	102
Exchange-Traded Option on iShares MSCI Emerging Markets (Expiration Date: 6-23-23; Strike Price: $36.00; Notional Amount: 5,200) (G)	52	832
Exchange-Traded Option on iShares MSCI Emerging Markets (Expiration Date: 6-9-23; Strike Price: $36.50; Notional Amount: 5,100) (G)	51	485
Exchange-Traded Option on S&P 500 Index (Expiration Date: 6-16-23; Strike Price: $3,800; Notional Amount: 200) (G)	2	800
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange-Traded Option on S&P 500 Index (Expiration Date: 6-2-23; Strike Price: $3,950; Notional Amount: 200) (G)	2	$85
Exchange-Traded Option on S&P 500 Index (Expiration Date: 6-23-23; Strike Price: $3,900; Notional Amount: 200) (G)	2	1,990
Exchange-Traded Option on S&P 500 Index (Expiration Date: 6-9-23; Strike Price: $3,900; Notional Amount: 200) (G)	2	430
Over the Counter Option on FTSE 100 Index (Expiration Date: 6-23-23; Strike Price: GBP 7,100; Counterparty: UBS Financial Services) (G)(H)	6	196
Over the Counter Option on Nikkei 225 Index (Expiration Date: 6-23-23; Strike Price: JPY 29,125; Counterparty: UBS Financial Services) (G)(H)	361	250

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.7%				$7,816,069
(Cost $7,817,262)
U.S. Government 2.1%				2,446,266
U.S. Treasury Bill (I)	5.427	10-26-23	2,500,000	2,446,266

	Yield (%)	Shares	Value
Short-term funds 4.6%			5,369,803
John Hancock Collateral Trust (J)	4.5317(K)	537,227	5,369,803

Total investments (Cost $126,981,199) 99.0%	$115,517,820
Other assets and liabilities, net 1.0%	1,128,995
Total net assets 100.0%	$116,646,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $42,158,019 or 36.1% of the fund’s net assets as of 5-31-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing - Issuer is in default.
(E)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $698,320.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
(I)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $715,378.
(K)	The rate shown is the annualized seven-day yield as of 5-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-23:
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

United States	65.2%
Canada	4.6%
Japan	3.2%
United Kingdom	2.4%
France	2.4%
Mexico	2.1%
Netherlands	1.9%
Ireland	1.8%
Switzerland	1.7%
Luxembourg	1.6%
Other countries	13.1%
TOTAL	100.0%
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	350,000	USD	19,363	MSCS	9/20/2023	—	$(4)
USD	1,202,632	EUR	1,090,925	CITI	9/20/2023	$29,471	—
USD	54,459	EUR	50,000	SSB	9/20/2023	690	—
USD	616,595	MXN	11,210,000	GSI	9/20/2023	—	(3,456)
						$30,161	$(3,460)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.50	Jun 2023	15	1,500	$300	$(8)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Jun 2023	16	1,600	528	(56)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Jun 2023	14	1,400	378	(35)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Jun 2023	14	1,400	169	(63)
							$1,375	$(162)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Jun 2023	51	5,100	$2,905	$(6,732)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.00	Jun 2023	51	5,100	3,466	(5,304)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Jun 2023	52	5,200	3,694	(8,502)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.00	Jun 2023	52	5,200	4,106	(6,578)
							$14,171	$(27,116)
							$15,546	$(27,278)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	7,850.00	Jun 2023	4	4	$159	—
UBS	FTSE 100 Index	GBP	7,875.00	Jun 2023	5	5	169	—
UBS	FTSE 100 Index	GBP	7,700.00	Jun 2023	1	1	40	$(15)
GSI	Nikkei 225 Index	JPY	29,625.00	Jun 2023	550	550	328	(4,991)
UBS	Nikkei 225 Index	JPY	30,000.00	Jun 2023	539	539	907	(3,748)
GSI	Nikkei 225 Index	JPY	32,000.00	Jun 2023	467	467	863	(323)
UBS	Nikkei 225 Index	JPY	32,125.00	Jun 2023	515	515	689	(489)
							$3,155	$(9,566)
Exchange-traded	EURO STOXX 50 Index	EUR	4,425.00	Jun 2023	3	30	593	(10)
Exchange-traded	EURO STOXX 50 Index	EUR	4,375.00	Jun 2023	4	40	1,132	(83)
Exchange-traded	EURO STOXX 50 Index	EUR	4,475.00	Jun 2023	4	40	748	(58)
Exchange-traded	EURO STOXX 50 Index	EUR	4,425.00	Jun 2023	4	40	772	(148)
Exchange-traded	FTSE 100 Index	GBP	7,875.00	Jun 2023	1	10	309	(37)
Exchange-traded	S&P 500 Index	USD	4,235.00	Jun 2023	2	200	3,698	(700)
Exchange-traded	S&P 500 Index	USD	4,190.00	Jun 2023	3	300	7,881	(10,050)
Exchange-traded	S&P 500 Index	USD	4,270.00	Jun 2023	2	200	5,778	(2,970)
Exchange-traded	S&P 500 Index	USD	4,325.00	Jun 2023	1	100	1,679	(815)
							$22,590	$(14,871)
Puts
GSI	FTSE 100 Index	GBP	7,725.00	Jun 2023	5	5	$524	$(1,753)
UBS	FTSE 100 Index	GBP	7,800.00	Jun 2023	5	5	533	(2,221)
UBS	FTSE 100 Index	GBP	7,575.00	Jun 2023	6	6	551	(1,209)
GSI	Nikkei 225 Index	JPY	28,875.00	Jun 2023	372	372	864	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
UBS	Nikkei 225 Index	JPY	29,625.00	Jun 2023	367	367	$993	$(118)
GSI	Nikkei 225 Index	JPY	31,000.00	Jun 2023	362	362	1,040	(1,309)
UBS	Nikkei 225 Index	JPY	31,375.00	Jun 2023	361	361	1,485	(2,108)
							$5,990	$(8,718)
Exchange-traded	EURO STOXX 50 Index	EUR	4,325.00	Jun 2023	3	30	1,892	(3,660)
Exchange-traded	EURO STOXX 50 Index	EUR	4,325.00	Jun 2023	3	30	2,145	(3,726)
Exchange-traded	EURO STOXX 50 Index	EUR	4,375.00	Jun 2023	3	30	1,760	(5,265)
Exchange-traded	EURO STOXX 50 Index	EUR	4,325.00	Jun 2023	3	30	1,635	(4,066)
Exchange-traded	FTSE 100 Index	GBP	7,775.00	Jun 2023	1	10	1,012	(1,577)
Exchange-traded	S&P 500 Index	USD	4,135.00	Jun 2023	2	200	12,311	(1,160)
Exchange-traded	S&P 500 Index	USD	4,125.00	Jun 2023	2	200	12,688	(3,210)
Exchange-traded	S&P 500 Index	USD	4,205.00	Jun 2023	2	200	12,321	(11,120)
Exchange-traded	S&P 500 Index	USD	4,230.00	Jun 2023	2	200	12,010	(14,750)
							$57,774	$(48,534)
							$89,509	$(81,689)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
UBS	UBS AG
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$367,546	—	$367,546	—
Corporate bonds	64,309,493	—	64,309,493	—
Convertible bonds	168,300	—	168,300	—
Capital preferred securities	250,522	—	250,522	—
Term loans	1,694,006	—	1,694,006	—
Collateralized mortgage obligations	556,376	—	556,376	—
Asset backed securities	2,499,407	—	2,499,407	—
Common stocks	35,279,326	$24,511,659	10,767,667	—
Preferred securities	2,568,781	2,169,278	399,503	—
Purchased options	7,994	7,548	446	—
Short-term investments	7,816,069	5,369,803	2,446,266	—
Total investments in securities	$115,517,820	$32,058,288	$83,459,532	—
Derivatives:
Assets
|	19

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$30,161	—	$30,161	—
Liabilities
Forward foreign currency contracts	(3,460)	—	(3,460)	—
Written options	(108,967)	$(90,683)	(18,284)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	537,227	$4,934,448	$39,325,398	$(38,890,046)	$230	$(227)	$144,607	—	$5,369,803
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
20	|